PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 6,483
Balance at end of year	4,792	$ 6,483
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	20,941	20,430
Additions during year	454	609
Disposals during year		(98)
Balance at end of year	21,395	20,941
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	4,559	4,340
Additions during year	197	219
Disposals during year
Balance at end of year	4,756	4,559
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,550	3,194
Additions during year	199	356
Disposals during year
Balance at end of year	3,749	3,550
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	224	216
Additions during year		8
Disposals during year
Balance at end of year	224	224
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	12,608	12,582
Additions during year	58	26
Disposals during year
Balance at end of year	12,666	12,608
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		98
Additions during year
Disposals during year		(98)
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	14,458	12,233
Additions during year	2,145	2,279
Disposals during year		(54)
Balance at end of year	16,603	14,458
Depreciated cost at end of year	4,792	6,483
Accumulated depreciation [member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,160	2,751
Additions during year	354	409
Disposals during year
Balance at end of year	3,514	3,160
Depreciated cost at end of year	1,242	1,399
Accumulated depreciation [member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,856	2,376
Additions during year	419	480
Disposals during year
Balance at end of year	3,275	2,856
Depreciated cost at end of year	474	694
Accumulated depreciation [member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	114	100
Additions during year	15	14
Disposals during year
Balance at end of year	129	114
Depreciated cost at end of year	95	110
Accumulated depreciation [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	8,328	6,962
Additions during year	1,357	1,366
Disposals during year
Balance at end of year	9,685	8,328
Depreciated cost at end of year	$ 2,981	4,280
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		44
Additions during year		10
Disposals during year		(54)
Depreciated cost at end of year